091-21415fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 SEP 21 PM 2:50
SEC / TM

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

SEC
Mail Processing
Section
SEP 21 2016
Washington DC

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Fidelity Momentum Factor ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   FDMO
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

16019534

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Michael J. Cardin

Title: Director
Member Regulation Department

Telephone Number: 312-663-2204

Manual Signature of Official Responsible for Form: Michael J. Cardin

Date: September 19, 2016

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 21 2016 |

SEC 2449 (6-01)

CHX | CHICAGO STOCK EXCHANGE

SEC
Mail Processing
Section
SEP 21 2016
Washington DC
412

RECEIVED
2016 SEP 21 PM 2:49
SEC / TM

September 19, 2016

**By UPS**

Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Form 19b-4(e) for exchange traded product**

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

| | |
|---|---|
| FDVV | Fidelity Core Dividend ETF |
| FDRR | Fidelity Dividend ETF for Rising Rates |
| FDLO | Fidelity Low Volatility Factor ETF |
| FDMO | Fidelity Momentum Factor ETF |
| FVAL | Fidelity Value Factor ETF |
| FQAL | Fidelity Quality Factor ETF |

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 21 2016 |

Enclosures